Description of company and summary of significant accounting policies - Activity in Company's Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance For Doubtful Accounts Receivable [Line Items]
Balance at beginning of year	$ 140	$ 340
(Reduction of) charged to expense	(72)	69
(Write-offs), net of recoveries	2	(269)
Balance at end of year	$ 70	$ 140